Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax expense	$ 219,406	$ 439,023
Deferred tax expense	1,248,495	1,742,936
Total income tax expense	$ 1,467,901	$ 2,181,959